Nature of Operations and Going Concern (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Profit (loss)	$ (15,985,788)	$ (6,850,918)	$ (15,462,945)
Cash flows from (used in) operating activities	9,390,622	3,742,326	10,298,791
Retained earnings	42,534,026	26,548,238	(24,695,723)
Retained earnings	$ (42,534,026)	$ (26,548,238)	$ 24,695,723